Net fee and commission income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	£ 4,657	£ 4,620
Other non-contract fee income	69	62
Fee and commission income	4,726	4,682	[1]
Fee and commission expense	(1,302)	(976)	[1]
Net fee and commission income	3,424	3,706	[1]
Decrease in fee and commission expense	103	88
Increase in fee and commission income	103	88
Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,963	1,589
Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	594	543
Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	887	662
Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,102	1,715
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	111	111
Operating segments | Barclays UK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	752	635
Other non-contract fee income	0	0
Fee and commission income	752	635
Fee and commission expense	(147)	(108)
Net fee and commission income	605	527
Operating segments | Barclays UK | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	515	408
Operating segments | Barclays UK | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	83	83
Operating segments | Barclays UK | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	125	109
Operating segments | Barclays UK | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Operating segments | Barclays UK | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	29	35
Operating segments | Barclays International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	3,903	3,981
Other non-contract fee income	69	62
Fee and commission income	3,972	4,043
Fee and commission expense	(1,153)	(861)
Net fee and commission income	2,819	3,182
Operating segments | Barclays International | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,448	1,181
Operating segments | Barclays International | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	511	459
Operating segments | Barclays International | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	762	553
Operating segments | Barclays International | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,102	1,715
Operating segments | Barclays International | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	80	73
Head Office
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2	4
Other non-contract fee income	0	0
Fee and commission income	2	4
Fee and commission expense	(2)	(7)
Net fee and commission income	0	(3)
Head Office | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	1
Head Office | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	£ 2	£ 3

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.